UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A

Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2017-6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001720475

Central Index Key Number of underwriter (if applicable): N/A

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – UW Compliance

Schedule 3 – Itemized Exceptions

Schedule 4 – Modification

Schedule 5 – Rating Agency Grading

Schedule 6 – Servicing Pay History

Schedule 7 – Servicing Collection Comments

Schedule 8 – Data Compare

Schedule 9 – Tax and Title Report (116)

Schedule 10 – Tax and Title Report (3812)

Schedule 11 – Supplement Pay History Report

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report

Schedule 2 – Conditions Report

Schedule 3 – Tape Compare

Schedule 4 – Pay History Export

Schedule 5 – Pay History

Schedule 6 – Mod Upload

Schedule 7 – Servicing Review

Schedule 8 – RPL Upload

Schedule 9 – Rating Agency ATR QM Data Fields

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary

Schedule 2 – Cure Tracking Report

Schedule 3 – Exception Report

Schedule 4 – Itemized Report

Schedule 5 – Servicing Comment Reports

Schedule 6 – Pay String Report

Schedule 7 – Data Disc

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – UW Compliance

Schedule 3 – Itemized Exceptions

Schedule 4 – Modification

Schedule 5 – Rating Agency Grading

Schedule 6 – Servicing Pay History

Schedule 7 – Servicing Collection Comments

Schedule 8 – Data Compare

Schedule 9 – Tax and Title Report (116)

Schedule 10 – Tax and Title Report (3812)

Schedule 11 – Supplement Pay History Report

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report

Schedule 2 – Conditions Report

Schedule 3 – Tape Compare

Schedule 4 – Pay History Export

Schedule 5 – Pay History

Schedule 6 – Mod Upload

Schedule 7 – Servicing Review

Schedule 8 – RPL Upload

Schedule 9 – Rating Agency ATR QM Data Fields

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary

Schedule 2 – Cure Tracking Report

Schedule 3 – Exception Report

Schedule 4 – Itemized Report

Schedule 5 – Servicing Comment Reports

Schedule 6 – Pay String Report

Schedule 7 – Data Disc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 1, 2017

FIRSTKEY MORTGAGE, LLC (Sponsor)

By:	/s/ Peter Schancupp
Name: Peter Schancupp
Title: Executive Vice President

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